Fund Summary
Franklin Tax-Free Trust - TF1-13 | Franklin Federal Limited-Term Tax-Free Income Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses {- Franklin Federal Limited-Term Tax-Free Income Fund} - Franklin Tax-Free Trust - TF1-13 - Franklin Federal Limited-Term Tax-Free Income Fund		Class A	Advisor Class
Management fees	[1]	0.47%	0.47%
Distribution and service (12b-1) fees		0.15%	none
Other expenses		0.07%	0.07%
Total annual Fund operating expenses		0.69%	0.54%
Fee waiver and/or expense reimbursement	[2]	(0.06%)	(0.06%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[3]	0.63%	0.48%
[1]	Management fees have been restated to reflect current fiscal year fees and expenses as a result of a reduction in the Fund’s contractual investment management fees, effective April 1, 2014. Such investment management fees are described further under "Management" in the Fund's prospectus.
[2]	The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.48% (other than certain non-routine expenses), until June 30, 2015. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the terms set forth above.
[3]	The ratio of expenses to average net assets shown in the Financial Highlights table reflects the operating expenses of the Fund and does not include expense cap increases.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example {- Franklin Federal Limited-Term Tax-Free Income Fund} - Franklin Tax-Free Trust - TF1-13 - Franklin Federal Limited-Term Tax-Free Income Fund - USD ($)	Class A	Advisor Class
1 year	$ 288	$ 49
3 years	435	167
5 years	595	296
10 years	$ 1,059	$ 671